COMMITMENTS, CONTINGENCIES AND GUARANTEES - Assets and Portfolio Assets Brookfield & Partners Have Agreed to Acquire (Details)
$ / shares in Units, ¥ in Millions, R$ in Millions, $ in Millions, € in Billions
	3 Months Ended					6 Months Ended			12 Months Ended		36 Months Ended
	Dec. 31, 2024 USD ($) $ / shares MW GW	Dec. 31, 2024 CNY (¥)	Sep. 30, 2024 USD ($) MW GW	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares MW GW	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares MW GW	Dec. 31, 2024 EUR (€)	Dec. 31, 2026 USD ($) MW	Dec. 31, 2026 BRL (R$) MW
Disclosure of quantitative information about right-of-use assets [line items]
Consideration				$ 74	$ 31		$ 72	$ 124
Forecast | China, Wind, 102 MW development
Disclosure of quantitative information about right-of-use assets [line items]
Wind power capacity (in MW) | MW	102					102			102
Consideration	$ 16	¥ 116
Brookfield Renewable Economic Interest	20.00%	20.00%
Forecast | China, Wind, 350 MW development
Disclosure of quantitative information about right-of-use assets [line items]
Wind power capacity (in MW) | MW	350					350			350
Consideration	$ 109	¥ 790
Brookfield Renewable Economic Interest	20.00%	20.00%
Forecast | Brazil 829 MW Development
Disclosure of quantitative information about right-of-use assets [line items]
Consideration											$ 60	R$ 340
Brookfield Renewable Economic Interest											20.00%	20.00%
Distributed energy And Storage Capacity | MW											829	829
Forecast | Brazil 13 MW Operating
Disclosure of quantitative information about right-of-use assets [line items]
Brookfield Renewable Economic Interest											20.00%	20.00%
Distributed energy And Storage Capacity | MW											13	13
Forecast | Europe 23GW Development
Disclosure of quantitative information about right-of-use assets [line items]
Consideration									$ 6,700	€ 6.1
Acquisition Consideration per Share | $ / shares	$ 39.85					$ 39.85			$ 39.85
Brookfield Renewable Economic Interest									$ 540
Distributed energy And Storage Capacity | GW	23					23			23
Forecast | Europe 5 GW Operating
Disclosure of quantitative information about right-of-use assets [line items]
Consideration									$ 6,700	€ 6.1
Acquisition Consideration per Share | $ / shares	$ 39.85					$ 39.85			$ 39.85
Brookfield Renewable Economic Interest									$ 540
Distributed energy And Storage Capacity | GW	5					5			5
Forecast | India 524 MW Operating Portfolio
Disclosure of quantitative information about right-of-use assets [line items]
Consideration			$ 89
Brookfield Renewable Economic Interest			14.00%
Distributed energy And Storage Capacity | MW			524
Forecast | India 2.75 GW Development
Disclosure of quantitative information about right-of-use assets [line items]
Consideration			$ 89
Brookfield Renewable Economic Interest			14.00%
Distributed energy And Storage Capacity | GW			2.75
Forecast | South Korea 238 MW Development
Disclosure of quantitative information about right-of-use assets [line items]
Consideration						$ 51
Brookfield Renewable Economic Interest						32.50%
Distributed energy And Storage Capacity | GW	238					238			238
Forecast | South korea 103 MW Operating and Development
Disclosure of quantitative information about right-of-use assets [line items]
Consideration						$ 37
Brookfield Renewable Economic Interest						46.50%
Distributed energy And Storage Capacity | MW	103					103			103
Forecast | South Korea 4 GW Development
Disclosure of quantitative information about right-of-use assets [line items]
Consideration						$ 37
Brookfield Renewable Economic Interest						46.50%
Distributed energy And Storage Capacity | MW	2.2					2.2			2.2